FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 16:-	FAIR VALUE MEASUREMENTS

The Company measured the Holdback Amount fair value by multiplying the closing market share price of the Company in the held-back number of ordinary shares and classified it within Level 1. Hedging contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. The Earn-Out Considerations are classified within Level 3, as these liabilities are valued using valuation techniques.

In 2022, the Company invested in the convertible debt of a Canadian company. The Company elected to measure the convertible debt at fair value with changes in fair value recognized in financial income (expenses), net in the condensed interim consolidated statement of income. The fair value of the convertible debt is classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. As of June 30, 2025 and December 31, 2024, the fair value of the convertible debt was determined to be zero.

	June 30, 2025
	Unaudited
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	3,620	-	3,620

Total financial assets	$-	$3,620	$-	$3,620

Liabilities:
Earn-out considerations	-	-	43,970	43,970

Total financial liabilities	$-	$-	$43,970	$43,970

	December 31, 2024
	Audited
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	1,068	-	1,068

Total financial assets	$-	$1,068	$-	$1,068

Liabilities:
Holdback Amount	800	-	-	800
DPI Earn-Out Consideration	-	-	9,018	9,018

Total financial liabilities	$800	$-	$9,018	$9,818

The table below presents the changes in the earn-out considerations related to the acquisitions of DPI and SBS, which were classified as Level 3 and measured at fair value on a recurring basis, in the six months ended June 30, 2025:

Fair value at the beginning of the period	$9,018
Expense from changes in fair value	3,765
Business combination (See Note 15)	31,187
Fair value at the end of the period	$43,970

The Company estimated the fair value of the DPI Earn-out Consideration by utilizing a Monte Carlo simulation. The significant assumptions used in the model mainly relate to the projected revenues and adjusted EBITDA in the forecasted years, including revenue growth rate range of 10.6%-28.9% and adjusted EBITDA margin range of 11.8%-12.5%.

The Company estimated the fair value of the SBS Earn-out Consideration by utilizing the Scenario Based Method. The significant assumptions used in the scenario-based model relate to the probability of meeting the specified performance milestones, which directly impacts the expected payout under the SBS Earn-out Consideration, as well as the discount rate applied in determining the present value of such expected payouts.